Schedule of Significant Digital Assets Holdings (Details) - PROCAP BTC, LLC [Member]	Sep. 30, 2025 USD ($) BTC	Jun. 30, 2025 USD ($) BTC	Jun. 09, 2025 USD ($)
Quantity | BTC	4,951	4,951
Crypto asset cost basis	$ 516,500,000	$ 516,500,000
Crypto asset fair value	565,404,018	530,796,383
Crypto asset cost	516,500,000	516,500,000
Crypto asset fair value	$ 565,404,018	$ 530,796,383